Identification and activities of the Company and Subsidiaries - Main Shareholders of the Company (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	21.90%
The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	16.17%	22.60%
Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	15.49%	15.66%
Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	6.36%	6.36%
Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	4.11%
AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.71%	3.33%
Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	3.08%
Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.98%
AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.91%	1.84%
AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.79%	2.29%
AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.63%	1.98%
Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage	2.24%
Inversiones TLC Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		21.90%
Banco de Chile via State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		3.87%
Inv. Global Mining Chile Ltda.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		3.08%
Banco Santander Via Foreign Investor Accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		3.06%
Banco de Chile non-resident third party accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares outstanding, ownership percentage		2.19%
Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by the Company or its subsidiaries	21.90%	21.90%
Series A | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	62,556,568
Number of shares outstanding, ownership percentage	43.80%
Series A | The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	42,640,389	43,133,789
Number of shares outstanding, ownership percentage	29.86%	30.20%
Number of shares owned by the company or its subsidiaries or associates (in shares)	2,348,842	2,348,842
Series A | Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	18,179,147	18,179,147
Number of shares outstanding, ownership percentage	12.73%	12.73%
Series A | Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0
Number of shares outstanding, ownership percentage	0.00%
Series A | AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	603,789	0
Number of shares outstanding, ownership percentage	0.42%	0.00%
Series A | Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,798,539
Number of shares outstanding, ownership percentage	6.16%
Series A | Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0
Number of shares outstanding, ownership percentage	0.00%
Series A | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series A | Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	67,463
Number of shares outstanding, ownership percentage	0.05%
Series A | Inversiones TLC Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		62,556,568
Number of shares outstanding, ownership percentage		43.80%
Series A | Banco de Chile via State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		79,265
Number of shares outstanding, ownership percentage		0.06%
Series A | Inv. Global Mining Chile Ltda.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		8,798,539
Number of shares outstanding, ownership percentage		6.16%
Series A | Banco Santander Via Foreign Investor Accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		545,729
Number of shares outstanding, ownership percentage		0.38%
Series A | Banco de Chile non-resident third party accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		62,829
Number of shares outstanding, ownership percentage		0.04%
Series A | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	62,556,568	62,556,568
Series B | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0
Number of shares outstanding, ownership percentage	0.00%
Series B | The Bank Of New York Mellon, ADRs
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	46,174,681	64,555,045
Number of shares outstanding, ownership percentage	32.33%	45.20%
Series B | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	1,611,227	1,611,227
Number of shares outstanding, ownership percentage	1.13%	1.13%
Series B | Potasios De Chile S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0	0
Number of shares outstanding, ownership percentage	0.00%	0.00%
Series B | Banco De Chile On Behalf Of State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	11,744,230
Number of shares outstanding, ownership percentage	8.22%
Series B | AFP Habitat S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	9,991,619	9,504,885
Number of shares outstanding, ownership percentage	7.00%	6.66%
Series B | Global Mining Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	0
Number of shares outstanding, ownership percentage	0.00%
Series B | Banco Santander On Behalf Of Foreign Investors
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,499,930
Number of shares outstanding, ownership percentage	5.95%
Series B | AFP Provida S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	8,299,626	5,263,361
Number of shares outstanding, ownership percentage	5.81%	3.69%
Series B | AFP Cuprum S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	7,979,983	6,535,039
Number of shares outstanding, ownership percentage	5.59%	4.58%
Series B | AFP Capital S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	7,525,912	5,652,982
Number of shares outstanding, ownership percentage	5.27%	3.96%
Series B | Banco De Chile On Behalf Of Citi NA New York
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)	6,399,986
Number of shares outstanding, ownership percentage	4.44%
Series B | Inversiones TLC Spa
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		0
Number of shares outstanding, ownership percentage		0.00%
Series B | Banco de Chile via State Street
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		10,979,388
Number of shares outstanding, ownership percentage		7.69%
Series B | Inv. Global Mining Chile Ltda.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		0
Number of shares outstanding, ownership percentage		0.00%
Series B | Banco Santander Via Foreign Investor Accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		8,181,775
Number of shares outstanding, ownership percentage		5.73%
Series B | Banco de Chile non-resident third party accounts
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of outstanding shares (in shares)		6,181,476
Number of shares outstanding, ownership percentage		4.33%
Series B | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	748,490	748,490
Series A and B stock | Sociedad De Inversiones Pampa Calichera S.A.
Identification and Activities of the Company and Subsidiaries [Line Items]
Number of shares owned by the company or its subsidiaries or associates (in shares)	46,600,458	46,600,458
Series A and B stock | Inversiones TLC SpA
Identification and Activities of the Company and Subsidiaries [Line Items]
Percentage of voting equity held by the Company or its subsidiaries	22.16%